Leases (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Leases
Right-of-use assets under operating leases	$ 474,355	$ 516,459
Operating lease liabilities, current	53,132	69,062
Operating lease liabilities, non-current	436,542	458,617
Total operating lease liabilities	$ 489,674	$ 527,679